Pension and other post-employment benefits	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Pension and other post-employment benefits	Pension and other post-employment benefits
The Company provides defined contribution pension plans to substantially all of its employees. The Company’s contributions for 2023 were $14,521 (2022 - $12,126).
The Company provides a defined benefit cash balance pension plan under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. In conjunction with the utility acquisitions, the Company also assumes defined benefit pension, SERP and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans are non-contributory defined pension plans covering substantially all employees of the acquired businesses. Benefits are based on each employee’s years of service and compensation. The Company permanently freezes the accrual of benefits for participants in legacy plans. Thereafter, employees accrue benefits under the Company’s cash balance plan. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.
10.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2023	2022	2023	2022
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$628,135	$765,618	$217,330	$292,646
Projected benefit obligation assumed from business combination	—	87,933	—	5,195
Plan settlements	(3,226)	(112)	—	—
Service cost	11,954	16,309	3,253	6,277
Interest cost	33,687	24,787	11,510	9,146
Actuarial loss (gain)	20,172	(198,074)	(10,913)	(82,991)
Contributions from retirees	—	—	2,189	2,220
Plan amendments	—	—	—	(2,452)
Medicare Part D	—	—	355	367
Benefits paid	(42,801)	(68,197)	(14,226)	(13,078)
Foreign exchange	(53)	(129)	—	—
Projected benefit obligation, end of year	$647,868	$628,135	$209,498	$217,330
Change in plan assets
Fair value of plan assets, beginning of year	569,255	648,864	172,167	192,375
Plan assets acquired in business combination	—	74,532	—	8,577
Actual return on plan assets	65,272	(109,118)	22,620	(30,105)
Employer contributions	22,326	23,296	10,677	11,811
Plan settlements	(3,226)	(112)	—	—
Contributions from retirees	—	—	2,189	2,220
Medicare Part D subsidy receipts	—	—	355	367
Benefits paid	(42,801)	(68,197)	(14,226)	(13,078)
Foreign exchange	2	(10)	—	—
Fair value of plan assets, end of year	$610,828	$569,255	$193,782	$172,167
Unfunded status	$(37,040)	$(58,880)	$(15,716)	$(45,163)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 11)	12,598	12,264	35,879	14,218
Current liabilities	(1,416)	(1,907)	(3,164)	(3,039)
Non-current liabilities	(48,222)	(69,237)	(48,431)	(56,342)
Net amount recognized	$(37,040)	$(58,880)	$(15,716)	$(45,163)
The accumulated benefit obligations for the pension and OPEB plans are $827,559 and $815,589 as of December 31, 2023 and 2022, respectively.
10.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation (continued)
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2023	2022	2023	2022
Accumulated benefit obligation	$425,842	$413,041	$71,089	$198,463
Fair value of plan assets	$393,857	$364,229	$18,793	$139,368

Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2023	2022	2023	2022
Projected benefit obligation	$507,612	$489,140	$71,089	$198,463
Fair value of plan assets	$458,497	$417,994	$18,793	$139,368

(b)Pension and post-employment actuarial changes

Change in AOCI, before tax	Pension		OPEB
	Actuarial losses (gains)	Past service losses (gains)	Actuarial losses (gains)	Past service losses (gains)
Balance, January 1, 2022	$15,807	$(4,195)	$(15,630)	$310
Additions to AOCI	(47,473)	—	(41,527)	(24)
Amortization in current period	(3,429)	1,584	56	(2,476)
Amortization due to plan settlements	15	—	—	—
Reclassification to regulatory accounts	34,409	(752)	23,551	—
Balance, December 31, 2022	$(671)	$(3,363)	$(33,550)	$(2,190)
Additions to AOCI	(12,600)	—	(23,797)	853
Amortization in current period	617	1,491	2,554	—
Recognition of settlement gain	235	—	—	—
Reclassification to regulatory accounts	5,517	(755)	19,518	—
Balance, December 31, 2023	$(6,902)	$(2,627)	$(35,275)	$(1,337)
The movements related to pension and OPEB in AOCI for Empire Electric System, Empire Gas Systems, St. Lawrence Gas System and Liberty NY Water System are reclassified to regulatory accounts since it is probable the unfunded amount of these plans will be afforded rate recovery (note 7(f)).
10.Pension and other post-employment benefits (continued)
(c)Assumptions
Weighted average assumptions used to determine net benefit obligation for 2023 and 2022 were as follows:

	Pension benefits		OPEB
	2023	2022	2023	2022
Discount rate	5.19%	5.48%	5.22%	5.49%
Interest crediting rate (for cash balance plans)	4.48%	4.50%	N/A	N/A
Rate of compensation increase	3.60%	3.70%	N/A	N/A
Health care cost trend rate
Before age 65			7.00%	6.00%
Age 65 and after			6.00%	6.00%
Assumed ultimate medical inflation rate			4.50%	4.75%
Year in which ultimate rate is reached			2034	2033
The mortality assumption for December 31, 2023 uses the Pri-2012 mortality table and the projected generationally scale MP-2021, adjusted to reflect the ultimate improvement rates in the 2021 Social Security Administration intermediate assumptions for plans in the United States. The mortality assumption for the Bermuda plan as of December 31, 2023 uses the 2014 Canadian Pensioners' Mortality Table combined with mortality improvement scale CPM-B.
In selecting an assumed discount rate, the Company uses a modelling process that involves selecting a portfolio of high-quality corporate debt issuances (AA or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modelling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate.
The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations.
Weighted average assumptions used to determine net benefit cost for 2023 and 2022 were as follows:

	Pension benefits		OPEB
	2023	2022	2023	2022
Discount rate	5.35%	2.94%	5.49%	3.00%
Expected return on assets	6.38%	6.19%	6.45%	6.48%
Rate of compensation increase	3.99%	3.91%	n/a	n/a
Health care cost trend rate
Before Age 65			6.00%	5.88%
Age 65 and after			6.00%	5.88%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2033	2031
10.Pension and other post-employment benefits (continued)
(d)Benefit costs
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of Pension and other post-employment non-service costs in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2023	2022	2023	2022
Service cost	$11,954	$16,309	$3,253	$6,277
Non-service costs
Interest cost	33,687	24,787	11,510	9,146
Expected return on plan assets	(31,990)	(41,226)	(9,736)	(11,359)
Amortization of net actuarial loss	(852)	3,452	(3,559)	(56)
Amortization of prior service credits	(1,491)	(1,584)	(853)	24
Amortization due to plan settlements	—	(15)	—	—
Amortization of regulatory accounts	16,258	22,952	6,965	4,829
	$15,612	$8,366	$4,327	$2,584
Net benefit cost	$27,566	$24,675	$7,580	$8,861
(e)Plan assets
The Company’s investment strategy for its pension and post-employment plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company’s target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	41.6%	30% - 100%
Debt securities	48.6%	20% - 60%
Other	9.8%	0% - 20%
	100%

The fair values of investments as of December 31, 2023, by asset category, are as follows:

Asset class	2023	Percentage
Equity securities	$376,158	47%
Debt securities	377,272	47%
Other	51,180	6%
	$804,610	100%
As of December 31, 2023, the plan assets do not include any material investments in AQN.
10.Pension and other post-employment benefits (continued)
(e)Plan assets (continued)
All investments as of December 31, 2023 are valued using Level 1 inputs except for $26,381 of institutional private equity investments using Level 3 fair value measurement. These private equity funds invest in the private equity secondary market and in the credit markets. These funds are not traded in the open market, and are valued based on the underlying securities within the funds. The underlying securities are valued at fair value by the fund managers by using securities exchange quotations, pricing services, obtaining broker-dealer quotations, reflecting valuations provided in the most recent financial reports, or at a good faith estimate using fair market value principles.
The following table summarizes the changes fair value of these Level 3 assets as of December 31:

Level 3
Balance, January 1, 2023	$21,904
Contributions into funds	4,603
Return on assets	2,205
Distributions	(2,331)
Balance, December 31, 2023	$26,381
(f)Cash flows
The Company expects to contribute $23,248 to its pension plans and $3,583 to its post-employment benefit plans in 2024.
The expected benefit payments over the next ten years are as follows:

	2024	2025	2026	2027	2028	2029-2033
Pension plan	$48,271	$49,652	$49,389	$50,443	$50,751	$255,465
OPEB	$11,718	$12,303	$12,623	$13,105	$13,487	$71,230